Average Annual Total Returns (Investment Quality Bond Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Five Year	5.80%
Ten Year	5.84%
Barclays Capital U.S. Government Bond Index
Average Annual Return:
One Year	5.52%
Five Year	5.45%
Ten Year	5.42%
Barclays Capital U.S. Credit Bond Index
Average Annual Return:
One Year	8.47%
Five Year	5.98%
Ten Year	6.55%
Combined Index
Average Annual Return:
One Year	6.99%
Five Year	5.76%
Ten Year	6.01%
Series I, Investment Quality Bond Trust
Average Annual Return:
One Year	7.45%
Five Year	5.50%
Ten Year	5.90%
Date of Inception	Jun. 18, 1985
Series II, Investment Quality Bond Trust
Average Annual Return:
One Year	7.30%
Five Year	5.29%
Ten Year	5.74%
Date of Inception	Jan. 28, 2002
Series NAV, Investment Quality Bond Trust
Average Annual Return:
One Year	7.53%
Five Year	5.54%
Ten Year	5.93%
Date of Inception	Feb. 28, 2005